PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 609.7	$ 544.6	$ 550.7
Target allocation percentage of plan assets by asset category [Abstract]
Equity securities, range minimum (in hundredths)	53.00%	53.00%
Equity securities, range maximum (in hundredths)	69.00%	69.00%
U.S. large cap, range minimum (in hundredths)	22.00%	22.00%
U.S. large cap, range maximum (in hundredths)	28.00%	28.00%
U.S. small cap, range minimum (in hundredths)	4.00%	4.00%
U.S. small cap, range maximum (in hundredths)	10.00%	10.00%
International all cap, range minimum (in hundredths)	21.00%	21.00%
International all cap, range maximum (in hundredths)	29.00%	29.00%
International small cap, range minimum (in hundredths)	2.00%	2.00%
International small cap, range minimum (in hundredths)	8.00%	8.00%
Real estate, range minimum (in hundredths)	0.00%	0.00%
Real estate, range maximum (in hundredths)	13.00%	13.00%
Fixed income, range minimum (in hundredths)	25.00%	25.00%
Fixed income, range maximum (in hundredths)	35.00%	35.00%
Cash and equivalents, range minimum (in hundredths)	0.00%	0.00%
Cash and equivalents, range maximum (in hundredths)	10.00%	10.00%
Aggregate fixed income, range minimum (in hundredths)	9.00%	9.00%
Aggregate fixed income, range maximum (in hundredths)	19.00%	19.00%
Core plus fixed income, range minimum (in hundredths)	9.00%	9.00%
Core plus fixed income, range maximum (in hundredths)	19.00%	19.00%
Expected return on plan assets, fair value of plan assumption	$ 2.7
Estimated future annual payments for pension and other postretirement benefits [Abstract]
Contributions made to defined contribution plans classified as continuing operations	12.5	$ 16.7	20.0
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 609.7	$ 544.6	550.7
Target allocation percentage of plan assets by asset category [Abstract]
Expected return on plan assets, weighted average	6.70%	7.15%
Estimated future employer contributions in next fiscal year	$ 25.0
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2017	99.4
2018	46.5
2019	47.5
2020	48.0
2021	48.8
2022 though 2026	244.1
Other benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	$ 0.0	$ 0.0
Target allocation percentage of plan assets by asset category [Abstract]
Estimated future employer contributions in next fiscal year	2.0
Estimated future annual payments for pension and other postretirement benefits [Abstract]
2017	2.5
2018	1.6
2019	1.4
2020	1.3
2021	1.2
2022 though 2026	5.7
U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.2	141.6
U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.3	41.5
International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156.2	134.4
International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	27.4
Real estate equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.6	47.1
Cash and equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	4.6
Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.9	72.4
Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.9	2.6
Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Real estate equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Cash and equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78.1	73.0
Quoted prices in active markets for identical assets (Level 1) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	531.6	471.6
Significant observable inputs (Level 2) [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158.2	141.6
Significant observable inputs (Level 2) [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.3	41.5
Significant observable inputs (Level 2) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	156.2	134.4
Significant observable inputs (Level 2) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	27.4
Significant observable inputs (Level 2) [Member] | Real estate equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.6	47.1
Significant observable inputs (Level 2) [Member] | Cash and equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	4.6
Significant observable inputs (Level 2) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74.9	72.4
Significant observable inputs (Level 2) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant observable inputs (Level 2) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.9	2.6
Significant unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | International all cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | International small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Real estate equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Cash and equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Aggregate fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Core plus fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Significant unobservable inputs (Level 3) [Member] | Group annuity contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0
Subsequent Event [Member]
Target allocation percentage of plan assets by asset category [Abstract]
Market related valuation losses to be recognized				$ 31.7